Shareholder Report, Average Annual Return (Details)	6 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
The Cook & Bynum Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Cook & Bynum Fund
Average Annual Return, Percent	2.22%	11.33%	3.78%
MSCI ACWI Net Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index
Average Annual Return, Percent	7.11%	15.17%	8.84%